UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)
Cash flows from operating activities:
Net cash generated from operating activities	¥ 143,236	$ 19,838	¥ 361,657
Cash flows from investing activities:
Payment for purchases of property and equipment	(12,615)	(1,747)	(17,619)
Payment for purchases of intangible assets	(282)	(39)
Payment for purchases of short-term investments	(2,664,000)	(368,959)	(1,328,350)
Proceeds from maturities of short-term investments	2,713,861	375,865	1,332,460
Net cash generated from (used in) investing activities	36,964	5,120	(13,509)
Cash flows from financing activities:
Proceeds from borrowings	20,000	2,770	40,000
Repayment of borrowings			(980)
Net cash generated from financing activities	20,000	2,770	39,020
Effect of exchange rate changes on cash and cash equivalents and restricted cash	7,401	1,025	(1,402)
Net increase in cash and cash equivalents and restricted cash	207,601	28,753	385,766
Cash and cash equivalents and restricted cash at the beginning of the period	2,841,753	393,578	1,590,107
Cash and cash equivalents and restricted cash at the end of the period	3,049,354	422,331	1,975,873
Supplemental disclosure of cash flow information:
Income tax paid	71,766	9,939	17,708
Interest paid	813	113	2,549
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	34,872	4,830	8,092
Interest payable	1,966	$ 272	2,508
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	3,048,408		1,974,927	$ 422,200
Restricted cash	946		946	131
Total cash and cash equivalents and restricted cash	¥ 3,049,354		¥ 1,975,873	$ 422,331